Short-Term Invstment (Tables)	12 Months Ended
Jun. 30, 2023
Short-Term Invstment [Abstract]
Schedule of Short-Term Investment	Short-term investment consisted of the following:
	June 30, 2023	June 30, 2022
Beginning balance	$1,490	$928,800
Add: purchase additional wealth management financial products	4,125,704	20,025,600
Less: proceeds received upon maturity of short-term investment	(4,127,088)	(20,918,110)
Foreign currency translation adjustments	(106)	(34,800)
Ending balance of short-term investment	$—	$1,490